Gain on Remeasurement of Financial Liability -DFA (Tables)	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Summary of Gain on Remeasurement of Financial Liability DFA

	2024	2023	2022

	US$	US$	US$
Gain on remeasurement of financial liability - DFA	387,284	12,302,160	—
Total gain on remeasurement of financial liability - DFA	387,284	12,302,160	—